Note 16 - Income Tax	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
16.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year's earnings before tax. Differences result from the following items:

	2020	2019

Income tax expense using combined statutory rate of 26.5% (2019 - 26.5%, 2018 - 26.5%)	$38,545	$(53,128)
Permanent differences	820	1,566
Tax effect of flow through entities	-	(307)
Adjustments to tax liabilities for prior periods	882	(328)
Non-deductible stock-based compensation	3,081	2,153
Excess tax benefits related to stock-based compensation	-	(3,672)
Foreign, state and provincial tax rate differential	(7,463)	(2,402)
Settlement of long-term incentive arrangement	-	83,310
Other taxes	-	(45)
Provision for income taxes as reported	$35,865	$27,147

Earnings before income tax by jurisdiction comprise the following:

	2020	2019

Canada	$19,166	$(323,100)
United States	126,289	122,616
Total	$145,455	$(200,484)

Income tax expense (recovery) comprises the following:

	2020	2019

Current
Canada	$3,300	$369
United States	49,759	33,978
	53,059	34,347

Deferred
Canada	1,350	(1,620)
United States	(18,544)	(5,580)
	(17,194)	(7,200)

Total	$35,865	$27,147

The significant components of deferred income tax are as follows:

	2020	2019

Deferred income tax assets
Loss carry-forwards	$1,441	$2,788
Expenses not currently deductible	39,415	23,283
Stock-based compensation	-	749
Allowance for doubtful accounts	5,535	3,860
Inventory and other reserves	865	3,024
	47,256	33,704

Deferred income tax liabilities
Depreciation and amortization	83,676	86,072
Basis differences of partnerships and other entities	769	793
Prepaid and other expenses deducted for tax purposes	1,505	1,276
	85,950	88,141

Net deferred income tax asset (liability) before valuation allowance	(38,694)	(54,437)
Valuation allowance	603	965

Net deferred income tax asset (liability)	$(39,297)	$(55,402)

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the
20
year loss carry-forward limitation. Although realization is
not
assured, the Company believes it is more likely than
not
that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2020	2019	2020	2019	2020	2019

Canada	$1,364	$4,430	$-	$-	$1,364	$4,430
United States	13,733	18,615	11,417	15,840	2,316	2,775

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next
6
to
20
years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated
$628,142
as at
December 31, 2020 (
2019
-
$528,519
). Income tax is
not
provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

The gross unrecognized tax benefits are
$148
(
2019
-
$148
). Of this balance,
$148
(
2019
-
$148
) would affect the Company's effective tax rate if recognized. For the year ended
December 31, 2020,
there was
no
adjustment to interest and penalties related to provisions for income tax (
2019
-
nil
). As at
December 31, 2020,
the Company had accrued
$38
(
2019
-
$38
) for potential income tax related interest and penalties.

The Company's significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three
to
four
years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three
to
five
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.